Provisions and other non-current liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions and other non-current liabilities
Other non-current liabilities	$ 4,486	$ 4,858	$ 3,379
TOTAL	19,872	21,257	21,402	$ 20,269
Litigations and accrued penalty claims
Provisions and other non-current liabilities
Provisions	384	476	529
Litigations and accrued penalty claims | Exploration & Production
Provisions and other non-current liabilities
Provisions	187	276	257
Litigations and accrued penalty claims | Integrated Power
Provisions and other non-current liabilities
Provisions	93
Litigations and accrued penalty claims | Refining & Chemicals
Provisions and other non-current liabilities
Provisions		91	159
Provisions for environmental contingencies
Provisions and other non-current liabilities
Provisions	611	750	751
Asset retirement obligations
Provisions and other non-current liabilities
Provisions	11,359	11,585	13,110	$ 14,976
Other non-current provisions
Provisions and other non-current liabilities
Provisions	3,032	3,588	3,633
Restructuring activities
Provisions and other non-current liabilities
Provisions	124	228	282
Financial risks related to non-consolidated and equity accounted for affiliates
Provisions and other non-current liabilities
Provisions	$ 1,694	$ 1,708	$ 1,582